Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Nonaccrual and Past Due Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 74,009	¥ 79,623
Total Financing Receivables		4,681,038
Non-Accrual	81,308	73,575
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
Total Financing Receivables		48,566
Non-Accrual		0
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	26,460	29,048
Total Financing Receivables		1,080,964
Non-Accrual	17,166	15,346
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,604	8,726
Total Financing Receivables		747,607
Non-Accrual		5,971
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,856	20,322
Total Financing Receivables		333,357
Non-Accrual		9,375
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,810	20,211
Total Financing Receivables		2,171,139
Non-Accrual	10,322	13,607
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,890	4,332
Total Financing Receivables		1,884,359
Non-Accrual		2,469
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,476	2,709
Total Financing Receivables		223,651
Non-Accrual		2,114
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,444	13,170
Total Financing Receivables		63,129
Non-Accrual		9,024
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	32,739	30,364
Total Financing Receivables		1,428,935
Non-Accrual		44,622
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	10,148	2,466
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,509	2,466
Total Financing Receivables		83,515
Non-Accrual		2,466
Corporate borrowers | Real Estate Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	922	586
Total Financing Receivables		300,984
Non-Accrual		586
Corporate borrowers | Real Estate Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,505	12,387
Total Financing Receivables		131,894
Non-Accrual		12,491
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,585	2,635
Total Financing Receivables		255,311
Non-Accrual		2,409
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,218	12,290
Total Financing Receivables		608,665
Non-Accrual		26,670
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	22,181	23,671
30 To 89 Days Past Due | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
30 To 89 Days Past Due | Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,332	13,702
30 To 89 Days Past Due | Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,257	2,755
30 To 89 Days Past Due | Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,075	10,947
30 To 89 Days Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,553	6,604
30 To 89 Days Past Due | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,375	1,863
30 To 89 Days Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	371	595
30 To 89 Days Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,807	4,146
30 To 89 Days Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,296	3,365
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,193	0
30 To 89 Days Past Due | Corporate borrowers | Real Estate Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	144	0
30 To 89 Days Past Due | Corporate borrowers | Real Estate Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	1
30 To 89 Days Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	592	226
30 To 89 Days Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,367	3,138
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	51,828	55,952
90 Days or More Past Due | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
90 Days or More Past Due | Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,128	15,346
90 Days or More Past Due | Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,347	5,971
90 Days or More Past Due | Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,781	9,375
90 Days or More Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,257	13,607
90 Days or More Past Due | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,515	2,469
90 Days or More Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,105	2,114
90 Days or More Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,637	9,024
90 Days or More Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	24,443	26,999
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,316	2,466
90 Days or More Past Due | Corporate borrowers | Real Estate Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	778	586
90 Days or More Past Due | Corporate borrowers | Real Estate Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,505	12,386
90 Days or More Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,993	2,409
90 Days or More Past Due | Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 5,851	¥ 9,152